Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income	$ 898,795	$ 450,808
Non-cash adjustments:
Depreciation of property, plant and equipment	5,666	1,603
Amortization of right-of-use assets	19,842	24,872
Allowance (Reversal) for expected credit loss	(24,012)	21,974
Increase (Decrease) In:
Accounts receivable	724,706	281,612
Prepayments and other current assets	(20,233)	(64,424)
Contract assets	94,029	(94,320)
Accounts payable	(2,080,638)	412,926
Accounts payable – related party	261,770	133,604
Other payables and accrued liabilities	(102,382)	34,538
Tax payables	(14,454)	(23,157)
Lease liabilities	(19,670)	(22,415)
Net cash provided by (used in) operating activities	(256,581)	1,157,621
Cash flows used in investing activities:
Payment for purchases of property, plant and equipment	(473,409)	(2,824)
Net cash used in investing activities	(473,409)	(2,824)
Cash flows used in financing activities:
Upfront payment for services to bring in external financings	(897,436)
Proceeds from issuance of common stock, net of issuance costs	5,379,500
Payment of offering costs	(1,756,440)	(110,000)
Net cash used in financing activities	2,725,624	(110,000)
Net (decrease) increase in cash and cash equivalents	1,995,634	1,044,797
Cash and cash equivalents at beginning of year	554,132	557,735
Cash and cash equivalents at end of year	2,549,766	1,602,532
Supplemental Disclosure of Cash Flow Information
Interest received	29,323	745
Income tax paid	(154,582)	(89,355)
Non-cash financing activity
Deferred costs within other payables and accrued liabilities	$ 300,000